As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Gino Malaspina
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – September 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Manager’s Report to Shareholders	1
CornerCap Balanced Fund	1
CornerCap Small-Cap Value Fund	3
CornerCap Large/Mid-Cap Value Fund	5
Fund Expenses	7
Schedule of Investments	9
CornerCap Balanced Fund	9
CornerCap Small-Cap Value Fund	16
CornerCap Large/Mid-Cap Value Fund	24
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	32
CornerCap Balanced Fund	32
CornerCap Small-Cap Value Fund	33
CornerCap Large/Mid-Cap Value Fund	35
Notes to Financial Statements	36
Additional Information	45

Manager’s Report to Shareholders (Unaudited)

September 30, 2018

CORNERCAP BALANCED FUND

Total Return

for the period ended September 30, 2018

	1 Year	5 Year	10 Year	Since Inception(a)	Gross Expense Ratio	Net Expense Ratio(b)
CornerCap Balanced Fund (c)	4.44%	6.65%	7.21%	5.80%	1.22%	1.02%
Combined 60% Russell 1000 Value Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	5.26%	7.08%	7.43%	6.91%
Russell 1000 Value Index(d)	9.45%	10.72%	9.79%	8.04%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index(e)	(0.96)%	1.52%	3.22%	4.50%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	The Balanced Fund began operations on May 24, 1997.
(b)	CornerCap Investment Counsel, Inc. (the "Adviser") has entered into a contractual agreement with the Balanced Fund under which it has agreed to waive fees and reimburse the Balanced Fund, for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2019, without the Board of Trustees' approval.
(c)	The Balanced Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d)	The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Semi-Annual Report | September 30, 2018	1

Manager’s Report to Shareholders (Unaudited)

September 30, 2018

(e)	The Barclays Capital U.S. Intermediate Government/Credit Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2018*

*	These allocations may not reflect the current or future position of the portfolio.

2	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)

September 30, 2018

CORNERCAP SMALL-CAP VALUE FUND

Total Return

for the period ended September 30, 2018

	1 Year	5 Year	10 Year	Since Inception(a)	Expense Ratio
CornerCap Small-Cap Value Fund – Investor Shares(b)	7.00%	10.70%	11.57%	9.95%	1.30%(c)
CornerCap Small-Cap Value Fund – Institutional Shares(b)(d)	7.33%	10.88%	11.66%	9.98%	1.00%
Russell 2000 Value Index(e)	9.33%	9.91%	9.52%	11.12%
Russell 2000 Index(f)	15.24%	11.07%	11.11%	10.21%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional Shares began operations on December 29, 2015.
(b)	The Small-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c)	The total Annual Fund Operating Expenses (gross) are 1.30%. CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2019, without the Board of Trustees’ approval.
(d)	The Small-Cap Value Fund’s Institutional Shares performance for the 5-year, 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.
(e)	The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Semi-Annual Report | September 30, 2018	3

Manager’s Report to Shareholders (Unaudited)

September 30, 2018

(f)	The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2018*

* These allocations may not reflect the current or future position of the portfolio.

4	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)

September 30, 2018

CORNERCAP LARGE/MID-CAP VALUE FUND

Total Return

for the period ended September 30, 2018

	1 Year	5 Year	10 Year	Since Inception(a)	Gross Expense Ratio	Expense Ratio(b)
CornerCap Large/Mid-Cap Value Fund(c)	7.90%	9.59%	9.00%	3.89%	1.30%	1.00%
Russell 1000 Value Index(d)	9.45%	10.72%	9.79%	7.26%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which was a private, unregistered fund managed by CornerCap Investment Counsel, Inc. (the “Adviser”) that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.
(b)	The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2019, without the Board of Trustees' approval.
(c)	The Large/Mid-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d)	The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Semi-Annual Report | September 30, 2018	5

Manager’s Report to Shareholders (Unaudited)

 September 30, 2018

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2018*

* These allocations may not reflect the current or future position of the portfolio.

6	www.cornercapfunds.com

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | September 30, 2018	7

Fund Expenses (Unaudited)

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$1,023.74	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06
CornerCap Small-Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,076.62	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58
Institutional Shares
Actual	$1,000.00	$1,077.77	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06
CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$1,036.64	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06

(a)	These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.00% for CornerCap Balanced Fund, 1.30% for CornerCap Small-Cap Value Fund — Investor Shares, 1.00% for CornerCap Small-Cap Value Fund — Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (59.2%)
Auto Parts & Equipment (1.0%)
BorgWarner, Inc.	4,340	$185,665
General Motors Co.	5,835	196,465
		382,130
Banks (6.1%)
BB&T Corp.	3,955	191,976
Capital One Financial Corp.	2,270	215,491
Citigroup, Inc.	2,820	202,307
Citizens Financial Group, Inc.	6,095	235,084
Fifth Third Bancorp	6,430	179,525
Huntington Bancshares, Inc.	12,765	190,454
JPMorgan Chase & Co.	1,915	216,089
KeyCorp	11,615	231,022
State Street Corp.	2,265	189,762
The Bank of New York Mellon Corp.	4,100	209,059
Wells Fargo & Co.	3,945	207,349
		2,268,118
Biotechnology (1.4%)
Amgen, Inc.	1,230	254,967
Biogen, Inc. (a)	745	263,216
		518,183
Building Materials (1.0%)
DR Horton, Inc.	4,695	198,035
PulteGroup, Inc.	6,580	162,987
		361,022
Chemicals (2.1%)
Celanese Corp., Class A	1,685	192,090
Eastman Chemical Co.	2,120	202,927
LyondellBasell Industries NV, Class A	1,930	197,844
Westlake Chemical Corp.	2,035	169,129
		761,990
Commercial Services (0.6%)
FleetCor Technologies, Inc. (a)	1,020	232,397
Computers (2.2%)
Cognizant Technology Solutions Corp., Class A	2,520	194,418
DXC Technology Co.	2,075	194,054
Fidelity National Information Services, Inc.	1,890	206,142
HP, Inc.	7,785	200,620
		795,234

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	9

Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.3%)
Alliance Data Systems Corp.	865	$204,278
Ameriprise Financial, Inc.	1,380	203,771
Bank of America Corp.	7,060	207,988
Invesco, Ltd.	7,970	182,354
Morgan Stanley	4,315	200,949
Synchrony Financial	6,605	205,283
		1,204,623
Electric (2.8%)
Avangrid, Inc.	3,745	179,498
Evergy, Inc.	3,495	191,945
Exelon Corp.	5,650	246,679
NextEra Energy, Inc.	1,210	202,796
Public Service Enterprise Group, Inc.	3,840	202,714
		1,023,632
Electrical Components & Equipment (0.5%)
TE Connectivity, Ltd.	2,030	178,498
Food (2.6%)
General Mills, Inc.	4,525	194,213
Kellogg Co.	3,390	237,368
The J.M. Smucker Co.	1,705	174,950
The Kroger Co.	7,055	205,371
Tyson Foods, Inc., Class A	2,400	142,872
		954,774
Forest Products & Paper (0.5%)
International Paper Co.	3,750	184,312
Hand & Machine Tools (0.6%)
Snap-on, Inc.	1,130	207,468
Healthcare Services (2.6%)
Cigna Corp.	1,325	275,931
Laboratory Corp. of America Holdings (a)	1,390	241,415
Quest Diagnostics, Inc.	2,175	234,704
Universal Health Services, Inc., Class B	1,740	222,442
		974,492
Insurance (3.7%)
Aflac, Inc.	4,840	227,819
Lincoln National Corp.	2,900	196,214
Principal Financial Group, Inc.	3,570	209,166
Prudential Financial, Inc.	1,750	177,310
The Allstate Corp.	2,090	206,283

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Insurance (3.7%) (continued)
The Hartford Financial Services Group, Inc.	3,780	$188,849
Unum Group	4,205	164,289
		1,369,930
Machinery - Construction & Mining (1.2%)
Caterpillar, Inc.	1,415	215,773
Deere & Co.	1,435	215,724
		431,497
Miscellaneous Manufacturing (3.5%)
Eaton Corp. PLC	2,880	249,782
General Electric Co.	15,690	177,140
Ingersoll-Rand PLC	2,425	248,078
Parker-Hannifin Corp.	1,150	211,519
Steel Dynamics, Inc.	4,745	214,427
WestRock Co.	3,705	197,995
		1,298,941
Oil & Gas (5.3%)
Chevron Corp.	1,625	198,705
ConocoPhillips	2,730	211,302
Diamondback Energy, Inc.	1,685	227,795
EOG Resources, Inc.	1,740	221,972
Exxon Mobil Corp.	2,840	241,457
Marathon Petroleum Corp.	3,060	244,708
Occidental Petroleum Corp.	2,295	188,580
Phillips 66	1,715	193,315
Valero Energy Corp.	1,975	224,656
		1,952,490
Pharmaceuticals (3.3%)
AbbVie, Inc.	2,040	192,943
AmerisourceBergen Corp.	2,390	220,406
Bristol-Myers Squibb Co.	3,240	201,139
Eli Lilly & Co.	1,890	202,816
McKesson Corp.	1,355	179,741
Pfizer, Inc.	4,705	207,349
		1,204,394
Real Estate Investment Trusts (2.9%)
CubeSmart REIT	4,325	123,392
Douglas Emmett, Inc. REIT	2,815	106,182
Highwoods Properties, Inc. REIT	2,945	139,181
Mid-America Apartment Communities, Inc. REIT	1,310	131,236
National Retail Properties, Inc. REIT	2,725	122,134
Park Hotels & Resorts, Inc. REIT	3,240	106,337
STORE Capital Corp. REIT	3,965	110,187
Weyerhaeuser Co. REIT	3,200	103,264

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	11

Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (2.9%) (continued)
WP Carey, Inc. REIT	2,090	$134,408
		1,076,321
Retail (4.9%)
Altria Group, Inc.	3,420	206,260
CVS Health Corp.	2,860	225,139
Dollar Tree, Inc. (a)	2,350	191,643
eBay, Inc. (a)	5,115	168,897
Molson Coors Brewing Co., Class B	2,890	177,735
PVH Corp.	1,460	210,824
The Gap, Inc.	6,585	189,977
The TJX Cos., Inc.	2,050	229,641
Walgreens Boots Alliance, Inc.	3,130	228,177
		1,828,293
Semiconductors (2.1%)
Applied Materials, Inc.	3,905	150,928
Broadcom, Inc.	965	238,095
Intel Corp.	4,225	199,800
ON Semiconductor Corp. (a)	10,500	193,515
		782,338
Software (1.3%)
Citrix Systems, Inc. (a)	2,450	272,342
Oracle Corp.	4,330	223,255
		495,597
Telecommunications (2.8%)
AT&T, Inc.	5,490	184,354
Comcast Corp., Class A	5,510	195,109
Facebook, Inc., Class A (a)	930	152,948
T-Mobile US, Inc. (a)	3,610	253,350
Verizon Communications, Inc.	4,335	231,446
		1,017,207
Transportation (0.9%)
Cummins, Inc.	1,075	157,025
United Rentals, Inc. (a)	1,135	185,686
		342,711
TOTAL COMMON STOCK (COST $19,582,098)		21,846,592

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUND (2.0%)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	30,315	$737,403
TOTAL EXCHANGE TRADED FUND (COST $747,276)		737,403

	Principal Amount	Fair Value
GOVERNMENT BOND (4.1%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$388,499	409,845
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/2020	292,927	293,440
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	556,300	543,022
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	270,351	266,444
TOTAL GOVERNMENT BOND (COST $1,540,838)		1,512,751
CORPORATE NON-CONVERTIBLE BONDS (29.5%)
Advertising (0.9%)
Omnicom Group, Inc., 4.45%, 08/15/2020	335,000	341,806
Auto Manufacturers (1.7%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	313,422
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	314,636
		628,058
Banks (4.4%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	252,590
JPMorgan Chase & Co., 6.30%, 04/23/2019	335,000	341,637
JPMorgan Chase & Co., 4.25%, 10/15/2020	400,000	407,704
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	297,043
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	319,115
		1,618,089
Biotechnology (2.0%)
Biogen, Inc., 2.90%, 09/15/2020	365,000	363,095
Celgene Corp., 4.00%, 08/15/2023	360,000	363,440
		726,535
Diversified Financial Services (0.8%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	309,371
Electronics (2.3%)
Agilent Technologies, Inc., 5.00%, 07/15/2020	270,000	278,053
Arrow Electronics, Inc., 5.13%, 03/01/2021	310,000	318,462
Avnet, Inc., 4.88%, 12/01/2022	250,000	256,453
		852,968
Entertainment (0.7%)
International Game Technology, 7.50%, 06/15/2019	250,000	257,500

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	13

Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Principal Amount	Fair Value
Household Products (1.0%)
Whirlpool Corp., 4.00%, 03/01/2024	$375,000	$370,978
Insurance (3.2%)
Humana, Inc., 2.63%, 10/01/2019	400,000	398,382
Humana, Inc., 2.50%, 12/15/2020	395,000	387,701
The Travelers Cos., Inc., 5.90%, 06/02/2019	150,000	153,145
WR Berkley Corp., 5.38%, 09/15/2020	230,000	237,136
		1,176,364
Miscellaneous Manufacturing (1.1%)
General Electric Co., 4.65%, 10/17/2021	400,000	413,032
Oil & Gas (1.0%)
Valero Energy Partners LP, 4.38%, 12/15/2026	370,000	363,042
Pharmaceuticals (2.6%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	310,834
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	643,514
		954,348
Real Estate Investment Trusts (0.8%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	280,843
Retail (3.7%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	304,784
CVS Health Corp., 2.13%, 06/01/2021	350,000	337,817
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	434,087
Walgreen Co., 3.10%, 09/15/2022	305,000	297,970
		1,374,658
Software (0.8%)
CA, Inc., 5.38%, 12/01/2019	300,000	306,634
Telecommunications (1.5%)
AT&T, Inc., 5.00%, 03/01/2021	255,000	263,919
eBay, Inc., 2.60%, 07/15/2022	300,000	289,557
		553,476
Transportation (1.0%)
Southwest Airlines Co., 2.65%, 11/05/2020	370,000	364,732
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $11,048,184)		10,892,434

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2018 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (0.4%)
Kansas (0.4%)
Johnson County Unified School District No. 232 de Soto GOB, 4.95%, 09/01/2019	$150,000	$152,596
TOTAL MUNICIPAL BONDS (COST $150,313)		152,596
U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.1%)
U.S. Treasury Securities (1.1%)
U.S. Treasury Note, 2.00%, 02/15/2025	435,000	409,716
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $424,557)		409,716

	Shares	Fair Value
SHORT-TERM INVESTMENTS (4.5%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 2.02% (b)	1,673,054	1,673,054
TOTAL SHORT-TERM INVESTMENTS (COST $1,673,054)		1,673,054
INVESTMENTS, AT VALUE (COST $35,166,320)	100.8%	37,224,546
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%	(297,234)
NET ASSETS	100.0%	$36,927,312

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Common Abbreviations:

ETF	Exchange Traded Fund
GOB	General Obligation Bond
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	15

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (95.9%)
Auto Parts & Equipment (1.9%)
American Axle & Manufacturing Holdings, Inc. (a)	32,260	$562,614
Commercial Vehicle Group, Inc. (a)	54,935	503,205
Cooper-Standard Holdings, Inc. (a)	4,610	553,108
Modine Manufacturing Co. (a)	30,965	461,379
Tower International, Inc.	16,725	505,931
		2,586,237
Banks (14.0%)
Associated Banc-Corp.	20,860	542,360
BankUnited, Inc.	14,705	520,557
Baycom Corp. (a)	22,640	604,035
Bryn Mawr Bank Corp.	12,245	574,290
Cadence BanCorp	19,465	508,426
Camden National Corp.	12,525	544,086
Cathay General Bancorp	13,475	558,404
Chemical Financial Corp.	9,870	527,058
ConnectOne Bancorp, Inc.	23,835	566,081
Eagle Bancorp, Inc. (a)	10,360	524,216
Enterprise Financial Services Corp.	12,650	671,082
Financial Institutions, Inc.	17,460	548,244
First Hawaiian, Inc.	20,550	558,138
FNB Corp.	41,915	533,159
Great Southern Bancorp, Inc.	10,590	586,156
Great Western Bancorp, Inc.	13,385	564,713
Hancock Whitney Corp.	10,795	513,302
Home BancShares, Inc.	23,840	522,096
Horizon Bancorp	28,390	560,703
IBERIABANK Corp.	7,330	596,296
Independent Bank Corp.	23,780	562,397
Lakeland Bancorp, Inc.	30,190	544,930
Nicolet Bankshares, Inc. (a)	6,343	345,757
Old Second Bancorp, Inc.	44,635	689,611
Peapack Gladstone Financial Corp.	15,565	480,803
Peoples Bancorp, Inc.	15,515	543,490
QCR Holdings, Inc.	12,255	500,617
Simmons First National Corp., Class A	18,155	534,665
Sterling Bancorp, Inc.	41,835	473,154
Summit Financial Group, Inc.	21,760	505,050
TCF Financial Corp.	21,625	514,891
Texas Capital Bancshares, Inc. (a)	6,575	543,424
United Community Banks, Inc.	17,835	497,418
Valley National Bancorp	47,525	534,656

The accompanying notes to financial statements are an integral part of these financial statements.

16	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Banks (14.0%) (continued)
Washington Trust Bancorp, Inc.	10,100	$558,530
		18,952,795
Building Materials (3.9%)
BMC Stock Holdings, Inc. (a)	28,970	540,290
Boise Cascade Co.	14,645	538,936
Continental Building Products, Inc. (a)	17,280	648,864
Foundation Building Materials, Inc. (a)	38,895	485,021
Global Brass & Copper Holdings, Inc.	16,995	627,115
KB Home	22,205	530,922
Masonite International Corp. (a)	8,900	570,490
Meritage Homes Corp. (a)	12,635	504,136
NCI Building Systems, Inc. (a)	35,010	530,402
William Lyon Homes, Class A (a)	20,255	321,852
		5,298,028
Chemicals (1.5%)
Koppers Holdings, Inc. (a)	12,680	394,982
Kraton Corp. (a)	12,190	574,758
Olin Corp.	19,070	489,718
Univar, Inc. (a)	19,420	595,417
		2,054,875
Coal Operations (0.7%)
Arch Coal, Inc., Class A	6,235	557,409
Hallador Energy Co.	67,310	418,668
		976,077
Commercial Services (3.4%)
CoreLogic, Inc. (a)	10,515	519,546
FTI Consulting, Inc. (a)	7,975	583,690
Heidrick & Struggles International, Inc.	16,435	556,325
HMS Holdings Corp. (a)	18,320	601,079
Korn/Ferry International	11,675	574,877
Paylocity Holding Corp. (a)	7,075	568,264
TrueBlue, Inc. (a)	22,935	597,457
Vectrus, Inc. (a)	17,690	551,751
		4,552,989
Computers (3.4%)
CommVault Systems, Inc. (a)	8,240	576,800
Conduent, Inc. (a)	30,145	678,866
Convergys Corp.	20,100	477,174
Insight Enterprises, Inc. (a)	11,104	600,615

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	17

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Computers (3.4%) (continued)
LogMeIn, Inc.	6,650	$592,515
Monotype Imaging Holdings, Inc.	27,755	560,651
QuinStreet, Inc. (a)	43,215	586,428
Sykes Enterprises, Inc. (a)	19,380	590,896
		4,663,945
Distribution/Wholesale (1.9%)
Core-Mark Holding Co., Inc.	17,005	577,490
G-III Apparel Group, Ltd. (a)	12,875	620,446
Nexeo Solutions, Inc. (a)	63,250	774,813
WESCO International, Inc. (a)	9,560	587,462
		2,560,211
Diversified Financial Services (2.7%)
Artisan Partners Asset Management, Inc., Class A	15,825	512,730
Ashford, Inc. (a)	5,570	422,596
BGC Partners, Inc., Class A	37,835	447,210
Evercore, Inc., Class A	5,780	581,179
Investment Technology Group, Inc.	26,535	574,748
Victory Capital Holdings, Inc., Class A (a)	54,585	520,741
Waddell & Reed Financial, Inc., Class A	27,390	580,120
		3,639,324
Education (0.8%)
Bridgepoint Education, Inc. (a)	48,905	496,875
K12, Inc. (a)	32,715	579,055
		1,075,930
Electric (1.7%)
Hawaiian Electric Industries, Inc.	16,285	579,583
NorthWestern Corp.	10,260	601,852
PNM Resources, Inc.	13,245	522,515
Portland General Electric Co.	13,760	627,594
		2,331,544
Electrical Components & Equipment (1.3%)
Advanced Drainage Systems, Inc.	19,955	616,609
Atkore International Group, Inc. (a)	27,060	717,902
KEMET Corp. (a)	26,380	489,349
		1,823,860
Electronics (1.5%)
Jabil, Inc.	20,885	565,566
SYNNEX Corp.	5,705	483,213
Tech Data Corp. (a)	6,300	450,891

The accompanying notes to financial statements are an integral part of these financial statements.

18	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Electronics (1.5%) (continued)
ZAGG, Inc. (a)	35,460	$523,035
		2,022,705
Energy (0.9%)
Clearway Energy, Inc., Class C	30,070	578,848
Generac Holdings, Inc. (a)	11,045	623,048
		1,201,896
Engineering & Construction (2.1%)
EMCOR Group, Inc.	7,410	556,565
Green Brick Partners, Inc. (a)	57,065	576,356
Mistras Group, Inc. (a)	25,655	555,944
Orion Group Holdings, Inc. (a)	74,925	565,684
Sterling Construction Co., Inc. (a)	36,894	528,322
		2,782,871
Entertainment (0.4%)
Boyd Gaming Corp.	15,650	529,752
Food (0.9%)
Flowers Foods, Inc.	29,060	542,260
Ingles Markets, Inc., Class A	17,725	607,081
		1,149,341
Forest Products & Paper (1.3%)
Domtar Corp.	13,610	710,034
Verso Corp. (a)	31,435	1,058,416
		1,768,450
Hand & Machine Tools (0.8%)
Columbus McKinnon Corp.	14,330	566,608
Regal Beloit Corp.	7,035	580,036
		1,146,644
Healthcare Products (2.2%)
AngioDynamics, Inc. (a)	34,310	745,900
Assertio Therapeutics, Inc. (a)	80,480	473,222
Integer Holdings Corp. (a)	7,400	613,830
NextGen Healthcare, Inc. (a)	28,845	599,976
Quidel Corp. (a)	7,875	513,214
		2,946,142
Healthcare Services (2.2%)
Charles River Laboratories International, Inc. (a)	4,400	591,976
Civitas Solutions, Inc. (a)	17,140	252,815
MEDNAX, Inc. (a)	12,575	586,750

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	19

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Healthcare Services (2.2%) (continued)
Medpace Holdings, Inc. (a)	9,440	$565,550
The Ensign Group, Inc.	24,910	944,587
		2,941,678
Home Builders (0.7%)
MDC Holdings, Inc.	18,035	533,475
Taylor Morrison Home Corp., Class A (a)	23,660	426,827
		960,302
Household Products (0.4%)
ACCO Brands Corp.	44,785	506,070
Insurance (3.9%)
CNO Financial Group, Inc.	28,055	595,327
Employers Holdings, Inc.	13,320	603,396
Essent Group, Ltd. (a)	12,585	556,886
FedNat Holding Co.	23,330	594,448
National General Holdings Corp.	27,765	745,213
Primerica, Inc.	4,505	543,078
Radian Group, Inc.	36,535	755,178
Universal Insurance Holdings, Inc.	17,670	857,879
		5,251,405
Machinery - Construction & Mining (0.4%)
AGCO Corp.	9,385	570,514
Machinery - Diversified (1.9%)
Cactus, Inc. (a)	17,145	656,311
Kennametal, Inc.	14,140	615,938
Milacron Holdings Corp. (a)	31,550	638,887
SPX FLOW, Inc. (a)	13,670	710,840
		2,621,976
Media (1.6%)
Gannett Co., Inc.	53,995	540,490
New Media Investment Group, Inc.	30,325	475,799
Nexstar Media Group, Inc., Class A	7,185	584,859
Tribune Media Co., Class A	15,510	596,049
		2,197,197
Metal Fabricate & Hardware (1.9%)
Commercial Metals Co.	27,655	567,481
Insteel Industries, Inc.	10,362	371,788
Ryerson Holding Corp. (a)	51,260	579,238
The Timken Co.	11,460	571,281

The accompanying notes to financial statements are an integral part of these financial statements.

20	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Metal Fabricate & Hardware (1.9%) (continued)
Worthington Industries, Inc.	11,170	$484,331
		2,574,119
Miscellaneous Manufacturing (3.2%)
Fabrinet (a)	11,950	552,807
Greif, Inc., Class A	10,660	572,016
Hillenbrand, Inc.	14,035	734,030
Park-Ohio Holdings Corp.	14,270	547,254
Rexnord Corp. (a)	22,345	688,226
TriMas Corp. (a)	19,930	605,872
Trinseo SA	7,315	572,765
		4,272,970
Office Furnishings (1.4%)
Herman Miller, Inc.	14,880	571,392
Interface, Inc.	25,550	596,593
Steelcase, Inc., Class A	39,730	735,005
		1,902,990
Oil & Gas (5.0%)
Carrizo Oil & Gas, Inc. (a)	19,035	479,682
Evolution Petroleum Corp.	50,330	556,147
Exterran Corp. (a)	19,820	525,825
National Fuel Gas Co.	10,340	579,660
Newpark Resources, Inc. (a)	53,037	548,933
Nine Energy Service, Inc. (a)	17,885	546,923
PBF Energy, Inc., Class A	16,040	800,556
Penn Virginia Corp. (a)	5,995	482,837
SilverBow Resources, Inc. (a)	20,300	541,401
Southwest Gas Holdings, Inc.	6,990	552,420
Spire, Inc.	7,870	578,839
Whiting Petroleum Corp. (a)	10,530	558,511
		6,751,734
Pharmaceuticals (0.8%)
ANI Pharmaceuticals, Inc. (a)	8,630	487,940
Emergent BioSolutions, Inc. (a)	9,100	599,053
		1,086,993
Real Estate Investment Trusts (9.5%)
Agree Realty Corp. REIT	10,485	556,963
Apple Hospitality REIT, Inc.	33,720	589,763
Chatham Lodging Trust REIT	28,230	589,725
CoreCivic, Inc. REIT	24,295	591,097
EPR Properties REIT	9,965	681,706
Gladstone Commercial Corp. REIT	31,520	603,608

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	21

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (9.5%) (continued)
Global Medical REIT, Inc.	68,380	$644,140
Hospitality Properties Trust REIT	21,200	611,408
InfraREIT, Inc. REIT	28,580	604,467
Lexington Realty Trust REIT	68,580	569,214
MedEquities Realty Trust, Inc. REIT	53,390	518,951
Monmouth Real Estate Investment Corp. REIT	37,645	629,424
National Health Investors, Inc. REIT	8,080	610,767
National Storage Affiliates Trust REIT	20,930	532,459
Outfront Media, Inc. REIT	22,885	456,556
PotlatchDeltic Corp. REIT	13,030	533,578
Rayonier, Inc. REIT	17,465	590,492
Senior Housing Properties Trust REIT	34,550	606,698
STAG Industrial, Inc. REIT	22,525	619,437
UMH Properties, Inc. REIT	37,750	590,410
Urban Edge Properties REIT	25,475	562,488
Urstadt Biddle Properties, Inc., Class A REIT	27,185	578,769
		12,872,120
Retail (3.4%)
Abercrombie & Fitch Co.	21,365	451,229
Carter's, Inc.	5,905	582,233
Citi Trends, Inc.	19,455	559,720
Nu Skin Enterprises, Inc., Class A	6,730	554,687
Party City Holdco, Inc. (a)	36,720	497,556
Tailored Brands, Inc.	26,515	667,913
The Cato Corp., Class A	26,975	567,014
Turning Point Brands, Inc.	16,630	689,480
		4,569,832
Savings & Loans (2.4%)
First Defiance Financial Corp.	17,560	528,732
Flagstar Bancorp, Inc. (a)	17,380	546,949
FS Bancorp, Inc.	9,955	554,692
United Community Financial Corp.	57,525	556,267
United Financial Bancorp, Inc.	33,970	571,715
Washington Federal, Inc.	17,180	549,760
		3,308,115
Semiconductors (3.7%)
Amkor Technology, Inc. (a)	61,920	457,589
Axcelis Technologies, Inc. (a)	24,220	475,923
Diodes, Inc. (a)	20,380	678,450
Entegris, Inc.	17,460	505,467
Mellanox Technologies, Ltd. (a)	7,645	561,525
Nanometrics, Inc. (a)	16,275	610,638

The accompanying notes to financial statements are an integral part of these financial statements.

22	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Semiconductors (3.7%) (continued)
Photronics, Inc. (a)	58,115	$572,433
SMART Global Holdings, Inc. (a)	18,175	522,349
Xcerra Corp. (a)	48,010	685,103
		5,069,477
Software (1.9%)
j2 Global, Inc.	6,145	509,113
Progress Software Corp.	16,265	573,992
SPS Commerce, Inc. (a)	8,100	803,844
Verint Systems, Inc. (a)	13,570	679,857
		2,566,806
Telecommunications (1.9%)
ARRIS International PLC (a)	22,580	586,854
Telephone & Data Systems, Inc.	20,305	617,881
Web.com Group, Inc. (a)	25,380	708,102
Zix Corp. (a)	107,715	597,819
		2,510,656
Transportation (2.0%)
Covenant Transportation Group, Inc., Class A (a)	18,850	547,781
Genco Shipping & Trading, Ltd. (a)	41,835	585,690
McGrath RentCorp	10,410	567,033
Universal Logistics Holdings, Inc.	15,892	584,826
USA Truck, Inc. (a)	22,510	455,377
		2,740,707
Waste Management (0.4%)
Clean Harbors, Inc. (a)	7,965	570,135
TOTAL COMMON STOCK (COST $122,533,023)		129,909,412
INVESTMENTS, AT VALUE (COST $122,533,023)	95.9%	129,909,412
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	4.1%	5,564,820
NET ASSETS	100.0%	$135,474,232

(a)	Non-income producing security.

Common Abbreviations:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	23

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (97.2%)
Aerospace & Defense (0.8%)
Spirit AeroSystems Holdings, Inc., Class A	3,060	$280,510
Auto Parts & Equipment (1.6%)
BorgWarner, Inc.	7,475	319,780
General Motors Co.	8,185	275,589
		595,369
Banks (10.5%)
BB&T Corp.	6,010	291,725
Capital One Financial Corp.	3,405	323,237
Citigroup, Inc.	5,010	359,417
Citizens Financial Group, Inc.	7,840	302,389
Fifth Third Bancorp	11,455	319,824
Huntington Bancshares, Inc.	22,680	338,386
JPMorgan Chase & Co.	2,890	326,108
KeyCorp	17,145	341,014
Regions Financial Corp.	19,290	353,971
State Street Corp.	4,040	338,471
The Bank of New York Mellon Corp.	6,300	321,237
Wells Fargo & Co.	4,890	257,018
		3,872,797
Biotechnology (1.9%)
Amgen, Inc.	1,695	351,356
Biogen, Inc. (a)	1,005	355,077
		706,433
Building Materials (1.6%)
DR Horton, Inc.	8,055	339,760
PulteGroup, Inc.	9,665	239,402
		579,162
Chemicals (3.2%)
Celanese Corp., Class A	2,970	338,580
Eastman Chemical Co.	2,805	268,495
LyondellBasell Industries NV, Class A	3,160	323,932
Westlake Chemical Corp.	3,105	258,056
		1,189,063
Commercial Services (0.9%)
FleetCor Technologies, Inc. (a)	1,525	347,456
Computers (3.8%)
Cognizant Technology Solutions Corp., Class A	4,215	325,187
DXC Technology Co.	3,915	366,131
Fidelity National Information Services, Inc.	3,250	354,478

The accompanying notes to financial statements are an integral part of these financial statements.

24	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Computers (3.8%) (continued)
HP, Inc.	14,525	$374,309
		1,420,105
Diversified Financial Services (5.2%)
Alliance Data Systems Corp.	1,490	351,879
Ameriprise Financial, Inc.	2,205	325,590
Bank of America Corp.	11,775	346,892
Invesco, Ltd.	13,780	315,286
Morgan Stanley	5,460	254,272
Synchrony Financial	10,305	320,279
		1,914,198
Electric (4.4%)
Avangrid, Inc.	5,655	271,044
Evergy, Inc.	6,030	331,167
Exelon Corp.	7,695	335,964
NextEra Energy, Inc.	1,945	325,982
Public Service Enterprise Group, Inc.	6,635	350,262
		1,614,419
Electrical Components & Equipment (0.9%)
TE Connectivity, Ltd.	3,650	320,945
Food (4.2%)
General Mills, Inc.	8,035	344,862
Kellogg Co.	4,730	331,194
The J.M. Smucker Co.	2,390	245,238
The Kroger Co.	11,655	339,277
Tyson Foods, Inc., Class A	5,075	302,115
		1,562,686
Forest Products & Paper (0.9%)
International Paper Co.	6,450	317,017
Hand & Machine Tools (0.9%)
Snap-on, Inc.	1,835	336,906
Healthcare Services (4.7%)
Anthem, Inc.	1,440	394,632
Cigna Corp.	1,835	382,139
Laboratory Corp. of America Holdings (a)	1,700	295,256
Quest Diagnostics, Inc.	2,860	308,622
Universal Health Services, Inc., Class B	2,670	341,333
		1,721,982
Insurance (7.4%)
Aflac, Inc.	7,010	329,961

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	25

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Insurance (7.4%) (continued)
CNA Financial Corp.	6,180	$282,117
Lincoln National Corp.	5,295	358,260
Principal Financial Group, Inc.	6,120	358,571
Prudential Financial, Inc.	3,250	329,290
The Allstate Corp.	3,615	356,800
The Hartford Financial Services Group, Inc.	6,495	324,490
Unum Group	9,680	378,197
		2,717,686
Machinery - Construction & Mining (1.7%)
Caterpillar, Inc.	2,430	370,551
Deere & Co.	1,745	262,326
		632,877
Miscellaneous Manufacturing (5.3%)
Eaton Corp. PLC	4,090	354,726
General Electric Co.	27,710	312,846
Ingersoll-Rand PLC	3,390	346,797
Parker-Hannifin Corp.	1,865	343,029
Steel Dynamics, Inc.	6,615	298,932
WestRock Co.	5,895	315,029
		1,971,359
Oil & Gas (8.3%)
Chevron Corp.	2,610	319,151
ConocoPhillips	4,720	365,328
Diamondback Energy, Inc.	2,545	344,059
EOG Resources, Inc.	2,660	339,336
Exxon Mobil Corp.	3,763	319,930
Marathon Petroleum Corp.	4,205	336,274
Occidental Petroleum Corp.	4,750	390,307
Phillips 66	2,975	335,342
Valero Energy Corp.	2,685	305,419
		3,055,146
Pharmaceuticals (5.6%)
AbbVie, Inc.	3,510	331,976
AmerisourceBergen Corp.	4,150	382,713
Bristol-Myers Squibb Co.	5,930	368,134
Eli Lilly & Co.	3,245	348,221
McKesson Corp.	2,230	295,810
Pfizer, Inc.	8,160	359,611
		2,086,465
Real Estate Investment Trusts (4.4%)
CubeSmart REIT	5,835	166,473
Douglas Emmett, Inc. REIT	4,615	174,078
Highwoods Properties, Inc. REIT	4,045	191,167

The accompanying notes to financial statements are an integral part of these financial statements.

26	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (4.4%) (continued)
Mid-America Apartment Communities, Inc. REIT	1,955	$195,852
National Retail Properties, Inc. REIT	3,775	169,195
Park Hotels & Resorts, Inc. REIT	5,165	169,515
STORE Capital Corp. REIT	6,715	186,610
Weyerhaeuser Co. REIT	5,260	169,740
WP Carey, Inc. REIT	2,910	187,142
		1,609,772
Retail (8.2%)
Altria Group, Inc.	5,705	344,069
CVS Health Corp.	4,875	383,760
Dollar Tree, Inc. (a)	4,155	338,840
eBay, Inc. (a)	8,900	293,878
Molson Coors Brewing Co., Class B	5,010	308,115
PVH Corp.	2,615	377,606
The Gap, Inc.	11,690	337,256
The TJX Cos., Inc.	3,155	353,423
Walgreens Boots Alliance, Inc.	4,210	306,909
		3,043,856
Semiconductors (3.2%)
Applied Materials, Inc.	6,115	236,345
Broadcom, Inc.	1,670	412,039
Intel Corp.	5,875	277,829
ON Semiconductor Corp. (a)	13,455	247,975
		1,174,188
Software (2.0%)
Citrix Systems, Inc. (a)	3,345	371,830
Oracle Corp.	6,790	350,093
		721,923
Telecommunications (4.3%)
AT&T, Inc.	10,935	367,197
Comcast Corp., Class A	7,055	249,818
Facebook, Inc., Class A (a)	1,900	312,474
T-Mobile US, Inc. (a)	4,880	342,479
Verizon Communications, Inc.	5,760	307,526
		1,579,494
Transportation (1.3%)
Cummins, Inc.	1,610	235,173
United Rentals, Inc. (a)	1,620	265,032
		500,205
TOTAL COMMON STOCK (COST $32,738,719)		35,872,019

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	27

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (2.8%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 2.02% (b)	1,040,323	$1,040,323
TOTAL SHORT-TERM INVESTMENTS (COST $1,040,323)		1,040,323
INVESTMENTS, AT VALUE (COST $33,779,042)	100.0%	36,912,342
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.0%	3,816
NET ASSETS	100.0%	$36,916,158

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Common Abbreviations:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.

28	www.cornercapfunds.com

Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $35,166,320, $122,533,023 and $33,779,042, respectively)	$37,224,546	$129,909,412	$36,912,342
Cash	–	4,036,616	–
Receivable for fund shares subscribed	6,231	70,322	–
Receivable for investments sold	–	3,377,052	–
Dividends and interest receivable	132,322	182,490	44,614
Total assets	37,363,099	137,575,892	36,956,956
LIABILITIES:
Payable for investment securities purchased	408,170	1,938,410	–
Payable for fund shares redeemed	–	31,690	12,770
Advisory fee payable	18,499	96,721	15,869
Other expenses	9,118	34,839	12,159
Total liabilities	435,787	2,101,660	40,798
Net assets	$36,927,312	$135,474,232	$36,916,158
PRICING OF INVESTOR SHARES (NOTE 2):
Net Assets	36,927,312	94,187,365	36,916,158
Shares Outstanding	2,518,098	5,729,939	2,717,598
Net asset value, offering and redemption price per share	$14.66	$16.44	$13.58
PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$–	$41,286,867	$–
Shares Outstanding	–	2,503,293	–
Net asset value, offering and redemption price per share	$–	$16.49	$–
NET ASSETS CONSISTS OF:
Paid-in capital	$33,052,221	$113,832,457	$31,999,247
Undistributed net investment income	664,318	574,206	292,196
Accumulated net realized gain on investments	1,152,547	13,691,180	1,491,415
Net unrealized appreciation in value on investments	2,058,226	7,376,389	3,133,300
Net assets	$36,927,312	$135,474,232	$36,916,158

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	29

Statements of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends	$271,906	$1,198,716	$381,085
Interest	195,305	–	–
Total investment income	467,211	1,198,716	381,085
EXPENSES:
Advisory fees	165,446	598,371	155,447
Operating expenses	55,149	204,500	69,087
Total expenses	220,595	802,871	224,534
Less fees waived/reimbursed by investment adviser	(36,766)	–	(51,816)
Net expenses	183,829	802,871	172,718
Net investment income	283,382	395,845	208,367
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	438,388	9,181,925	497,443
Net change in unrealized appreciation (depreciation) on investments	152,823	(110,119)	551,388
Net gain on investments	591,211	9,071,806	1,048,831
Net increase in net assets resulting from operations	$874,593	$9,467,651	$1,257,198

The accompanying notes to financial statements are an integral part of these financial statements.

30	www.cornercapfunds.com

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
OPERATIONS:
Net investment income	$283,382	$478,056	$395,845	$509,845	$208,367	$287,582
Net realized gain on investments	438,388	1,966,801	9,181,925	10,351,413	497,443	2,429,209
Net change in unrealized appreciation (depreciation) of investments	152,823	(78,442)	(110,119)	(4,412,405)	551,388	440,032
Net increase in net assets resulting from operations	874,593	2,366,415	9,467,651	6,448,853	1,257,198	3,156,823
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Shares	–	(433,891)	–	(66,439)	–	(228,684)
Institutional Shares	–	–	–	(126,339)	–	–
From net realized gain on investments:
Investor Shares	–	(1,419,872)	–	(11,071,102)	–	(1,849,730)
Institutional Shares	–	–	–	(4,543,908)	–	–
Total distributions	–	(1,853,763)	–	(15,807,788)	–	(2,078,414)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3)	(1,677,611)	6,625,365	3,429,337	25,957,718	4,111,992	5,396,772
Redemption fees	129	–	299	523	323	583
Net increase (decrease) from capital share transactions	(1,677,482)	6,625,365	3,429,636	25,958,241	4,112,315	5,397,355
Total increase (decrease) in net assets	(802,889)	7,138,017	12,897,287	16,599,306	5,369,513	6,475,764
NET ASSETS:
Beginning of period	37,730,201	30,592,184	122,576,945	105,977,639	31,546,645	25,070,881
End of period*	$36,927,312	$37,730,201	$135,474,232	$122,576,945	$36,916,158	$31,546,645
* Including undistributed net investment income of:	$664,318	$380,936	$574,206	$178,361	$292,196	$83,829

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	31

Financial Highlights

CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.32		$14.08	$12.70	$14.62	$15.51	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.23		0.82	1.38	(0.75)	0.59	2.09
Total Income/(Loss) from Investment Operations	0.34		1.02	1.58	(0.53)	0.81	2.32
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.18)	(0.20)	(0.09)	(0.23)	(0.22)
Distributions from net realized gain on investments	–		(0.60)	–	(1.30)	(1.47)	(0.62)
Total Dividends and Distributions to Shareholders	–		(0.78)	(0.20)	(1.39)	(1.70)	(0.84)
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00	0.00 (b)	0.00	0.00	0.00 (b)
Net asset value, end of period	$14.66		$14.32	$14.08	$12.70	$14.62	$15.51
Total Return	2.37	%(c)	7.16%	12.46%	(3.32)%	5.12%	16.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$36,927		$37,730	$30,592	$25,615	$26,857	$23,521
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.54	%(d)	1.38%	1.53%	1.61%	1.45%	1.54%
Net expenses	1.00	%(d)	1.00%	1.00%	1.10%	1.10%	1.10%
Gross expenses (e)	1.20	%(d)	1.20%	1.20%	1.27%	1.30%	1.30%
Portfolio turnover rate	25	%(c)	64%	60%	70%	87%	43%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.

32	www.cornercapfunds.com

Financial Highlights

CornerCap Small-Cap Value Fund - Investor Shares

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.27		$16.68	$14.00	$15.55	$16.25	$13.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.06	0.04	0.05	0.03	0.00 (b)
Net realized and unrealized gain (loss) on investments	1.13		0.90	3.38	(0.60)	1.21	4.51
Total Income/(Loss) from Investment Operations	1.17		0.96	3.42	(0.55)	1.24	4.51
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.01)	(0.03)	(0.04)	(0.02)	–
Distributions from net realized gain on investments	–		(2.36)	(0.71)	(0.96)	(1.92)	(2.00)
Total Dividends and Distributions to Shareholders	–		(2.37)	(0.74)	(1.00)	(1.94)	(2.00)
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	0.00 (b)
Net asset value, end of period	$16.44		$15.27	$16.68	$14.00	$15.55	$16.25
Total Return	7.66	%(c)	5.64%	24.40%	(3.29)%	8.21%	33.09%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$94,187		$84,789	$77,455	$76,053	$85,177	$59,760
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.50	%(d)	0.36%	0.26%	0.38%	0.17%	0.02%
Net expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.30%	1.30%
Gross expenses (e)	1.30	%(d)	1.30%	1.30%	1.45%	1.50%	1.50%
Portfolio turnover rate	79	%(c)	117%	129%	144%	112%	109%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	33

Financial Highlights

CornerCap Small-Cap Value Fund - Institutional Shares

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018	Year Ended March 31, 2017	December 29, 2015 (a) Through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.30		$16.70	$14.02	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07		0.11	0.09	0.04
Net realized and unrealized gain (loss) on investments	1.12		0.91	3.38	(0.05)
Total Income/(Loss) from Investment Operations	1.19		1.02	3.47	(0.01)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.06)	(0.08)	–
Distributions from net realized gain on investments	–		(2.36)	(0.71)	–
Total Dividends and Distributions to Shareholders	–		(2.42)	(0.79)	–
Paid-in Capital from Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00
Net asset value, end of period	$16.49		$15.30	$16.70	$14.02
Total Return	7.78	%(d)	5.96%	24.74%	(0.07	)%(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$41,287		$37,788	$28,523	$21,049
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.80	%(e)	0.67%	0.57%	1.33	%(e)
Net expenses	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Gross expenses	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Portfolio turnover rate	79	%(d)	117%	129%	144	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes to financial statements are an integral part of these financial statements.

34	www.cornercapfunds.com

Financial Highlights

CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.10		$12.56	$10.80	$13.75	$13.87	$10.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.13	0.13	0.13	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.40		1.39	1.73	(1.07)	0.91	2.97
Total Income/(Loss) from Investment Operations	0.48		1.52	1.86	(0.94)	1.06	3.09
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.10)	(0.10)	(0.11)	(0.14)	(0.10)
Distributions from net realized gain on investments	–		(0.88)	–	(1.90)	(1.04)	–
Total Dividends and Distributions to Shareholders	–		(0.98)	(0.10)	(2.01)	(1.18)	(0.10)
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$13.58		$13.10	$12.56	$10.80	$13.75	$13.87
Total Return	3.66	%(c)	12.04%	17.31%	(6.29)%	7.46%	28.42%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$36,916		$31,547	$25,071	$13,170	$11,613	$10,852
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.21	%(d)	1.02%	1.14%	1.07%	1.03%	0.98%
Net expenses	1.00	%(d)	1.00%	1.00%	1.20%	1.20%	1.20%
Gross expenses (e)	1.30	%(d)	1.30%	1.30%	1.44%	1.50%	1.50%
Portfolio turnover rate	35	%(c)	89%	82%	97%	125%	60%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2018	35

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund, CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small-Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

36	www.cornercapfunds.com

Notes to Financial Statements

September 30, 2018 (Unaudited)

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the Statement of Operations.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

Semi-Annual Report | September 30, 2018	37

Notes to Financial Statements

September 30, 2018 (Unaudited)

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of September 30, 2018:

38	www.cornercapfunds.com

Notes to Financial Statements

September 30, 2018 (Unaudited)

CornerCap Balanced Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$21,846,592	$–	$–	$21,846,592
Exchange Traded Fund	737,403	–	–	737,403
Government Bond	–	1,512,751	–	1,512,751
Corporate Non-Convertible Bonds	–	10,892,434	–	10,892,434
Municipal Bonds	–	152,596	–	152,596
U.S. Government & Agency Obligations	–	409,716	–	409,716
Short-Term Investments	1,673,054	–	–	1,673,054
Total	$24,257,049	$12,967,497	$–	$37,224,546

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$129,909,412	$–	$–	$129,909,412
Total	$129,909,412	$–	$–	$129,909,412

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,872,019	$–	$–	$35,872,019
Short-Term Investments	1,040,323	–	–	1,040,323
Total	$36,912,342	$–	$–	$36,912,342

*	See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

For the period ended September 30, 2018, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

3. SHARES OF BENEFICIAL INTEREST

On September 30, 2018, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount

Semi-Annual Report | September 30, 2018	39

Notes to Financial Statements

September 30, 2018 (Unaudited)

redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	161,150	$2,332,229	547,300	$7,872,858
Shares Issued in Reinvestment of Dividends	–	–	126,489	1,853,057
Total	161,150	2,332,229	673,789	9,725,915
Less Shares Redeemed	(277,210)	(4,009,840)	(213,094)	(3,100,550)
Net increase (decrease)	(116,060)	$(1,677,611)	460,695	$6,625,365

CornerCap Small-Cap Value Fund:

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold
Investor Shares	518,313	$8,371,062	1,023,656	$16,458,018
Institutional Shares	166,830	2,638,729	578,260	9,377,080
Shares Issued in Reinvestment of Dividends
Investor Shares	–	–	722,570	11,136,457
Institutional Shares	–	–	288,175	4,460,754
Total	685,143	11,009,791	2,612,661	41,432,309
Less Shares Redeemed
Investor Shares	(339,780)	(5,460,883)	(839,621)	(13,668,668)
Institutional Shares	(132,958)	(2,119,571)	(105,466)	(1,805,923)
Net increase	212,405	$3,429,337	1,667,574	$25,957,718

CornerCap Large/Mid-Cap Value Fund:

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	522,912	$6,961,633	654,843	$8,722,040
Shares Issued in Reinvestment of Dividends	–	–	155,355	2,078,414
Total	522,912	6,961,633	810,198	10,800,454
Less Shares Redeemed	(213,005)	(2,849,641)	(399,330)	(5,403,682)
Net increase	309,907	$4,111,992	410,868	$5,396,772

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year

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Notes to Financial Statements

September 30, 2018 (Unaudited)

in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2018 and March 31, 2017 were as follows:

	CornerCap Balanced Fund
Distributions Paid From:	2018	2017
Ordinary Income	$1,136,509	$417,131
Long-term capital gains	717,254	–
Total	$1,853,763	$417,131

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2018	2017
Ordinary Income	$8,724,533	$4,304,533
Long-term capital gains	7,083,255	842,524
Total	$15,807,788	$5,147,057

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2018	2017
Ordinary Income	$1,535,980	$185,530
Long-term capital gains	542,434	–
Total	$2,078,414	$185,530

As of March 31, 2018, the components of distributable earnings on a tax basis were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$591,071	$2,079,406	$494,720
Undistributed long-term gain	488,713	2,552,744	616,707
Net unrealized appreciation on investments	1,920,714	7,541,974	2,548,286
Total	$3,000,498	$12,174,124	$3,659,713

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.

As of March 31, 2018, the Funds had no capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments.

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of September 30, 2018, were as follows:

Semi-Annual Report | September 30, 2018	41

Notes to Financial Statements

September 30, 2018 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,833,053	$12,612,789	$3,991,909
Gross unrealized depreciation (excess of tax cost over value)	(774,827)	(5,236,400)	(858,609)
Net unrealized appreciation	$2,058,226	$7,376,389	$3,133,300
Cost of investments for income tax purposes	$35,166,320	$122,533,023	$33,779,042

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

In addition, each Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund – Investor Shares, CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid-Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.00%
CornerCap Small-Cap Value Fund – Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.00%

The contractual agreements cannot be terminated prior to August 1, 2019, without the Board of Trustees’ approval. For the period ended September 30, 2018 the Adviser waived fees and reimbursed expenses for the CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund of $36,766 and $51,816, respectively. These fees are not subject to recoupment by the Adviser.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements:

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Notes to Financial Statements

September 30, 2018 (Unaudited)

1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services;

2) Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates.

In addition, the Adviser pays all other operating expenses of each Fund, as outlined in the Operating Services Agreement.

Certain trustees and officers of the Funds are also directors and officers of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2018, excluding U.S. Government and Agency securities and short-term investments, were as follows:

	Purchases	Sales
CornerCap Balanced Fund	$8,898,724	$10,126,805
CornerCap Small-Cap Value Fund	101,959,072	100,262,590
CornerCap Large/Mid-Cap Value Fund	15,786,083	11,684,875

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2018, Charles Schwab & Co. held approximately 55.79%, 74.95% and 69.91% of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | September 30, 2018	43

Notes to Financial Statements

September 30, 2018 (Unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Funds' financial statements and related disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Funds' financial statements and related disclosures.

10. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

44	www.cornercapfunds.com

Additional Information

September 30, 2018 (Unaudited)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $5,000 for each Trustees meeting attended in-person and $3,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,500 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.

4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements with the Adviser (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 10, 2018, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and Counsel to the Funds, directed the Board to a memorandum prepared by Counsel that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Memorandum”). In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

Semi-Annual Report | September 30, 2018	45

Additional Information

September 30, 2018 (Unaudited)

(i) The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under each of the Agreements. The Board reviewed the operating and investment advisory services provided by the Adviser to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Funds and assist in their distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the nature, extent and quality of the services provided by the Adviser were satisfactory and adequate for each of the Funds.

(ii) The Investment Performance of the Funds and the Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of the Adviser’s management of the Funds with the Funds’ investment objectives and policies. After reviewing the Funds’ short-term and long-term investment performance, the Adviser’s experience managing the Funds, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and the Adviser was satisfactory.

(iii) The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; and the overall fees and expenses of the Funds, including each Fund’s advisory fee. The Board also considered the Adviser’s past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund, and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund’s investment strategy, among other factors. Specifically, the Board determined that each Fund’s net expense ratio was lower than some of its comparable funds and higher than others. The Board considered fees charged by the Adviser to its other clients, noting that these fees are typically lower than the fees charged to the Funds; however, the Board also recognized the additional regulatory, operating and other services provided to the Funds by the Adviser. The Board also considered that in 2016 the Adviser lowered its operating service fees and expense caps, and the Adviser continued to limit certain Fund operating expenses through an expense limitation agreement. Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each Fund under the Agreements are appropriate and within the range of what would have been negotiated at arm’s length.

(iv) The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth, levels of fees, past adjustments to fees and expense limitation agreements, and the Adviser’s continuing commitment to competitive fees, the Board determined that each Fund’s fee arrangement provided appropriate opportunities for savings and protection for shareholders given the Funds’ current asset levels.

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Additional Information

September 30, 2018 (Unaudited)

(v) Ancillary Benefits to the Adviser. The Board considered other benefits received by the Adviser from management of the Funds, such as soft dollar credits in connection with some portfolio transactions for the Funds, and the Adviser’s ability to place accounts in the Funds that are too small for the Adviser’s separate account services. The Board also considered that publicity of the Funds may benefit the Adviser’s other business lines.

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, Chairman of the Board, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; Vice-Chairman, Church Investments Group (non-profit) (2013-present).	None

INDEPENDENT TRUSTEES

Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNDN (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (real estate and related companies) (2004-present).	Director, Gray Television, Inc. (1991-present).
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benator & Libby, LLP (CPA firm) (1989-2004).	None

Semi-Annual Report | September 30, 2018	47

Additional Information

September 30, 2018 (Unaudited)

INDEPENDENT TRUSTEES

Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
G. Harry Durity Born: 1946	Trustee 1992-2004, since 2010	3	Senior Advisor, Consultant, New Mountain Capital, LLC (asset management company) (2005-present); Director, Overland Solutions, Inc. (audit services) (2009-2014); Director, Alexander Mann Solutions (Private company) (2014-present).	Former Director, National Medical Health Card; Former Director, WebSite Pros, Inc.

*	All Independent Trustees can be contacted via the Funds at:

P.O. Box 588, Portland, ME 04112.

OFFICERS

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T. Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	Chief Compliance Officer, Church Investments Group (non-profit)
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

48	www.cornercapfunds.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By	/s/ Thomas E. Quinn
Thomas E. Quinn President

Date	November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date	November 16, 2018